JPMorgan SmartRetirement® Blend 2035 Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 58.8%
Fixed Income — 15.2%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	32,964	233,712
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,561	13,984
JPMorgan High Yield Fund Class R6 Shares (a)	6,760	40,766
Total Fixed Income		288,462
International Equity — 8.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	12,198	166,251
U.S. Equity — 34.9%
JPMorgan Equity Index Fund Class R6 Shares (a)	12,374	665,719
Total Investment Companies (Cost $1,152,415)		1,120,432
Exchange-Traded Funds — 34.4%
Alternative Assets — 2.7%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	648	50,782
Fixed Income — 4.8%
JPMorgan High Yield Research Enhanced ETF (a)	331	14,049
JPMorgan U.S. Aggregate Bond ETF (a)	1,695	77,112
Total Fixed Income		91,161
International Equity — 18.6%
JPMorgan BetaBuilders International Equity ETF (a)	8,371	354,170
U.S. Equity — 8.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,248	84,611
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,506	74,043
Total U.S. Equity		158,654
Total Exchange-Traded Funds (Cost $741,228)		654,767
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.4%
U.S. Treasury Bonds
1.13%, 5/15/2040	696	435
1.13%, 8/15/2040	1,166	722
1.38%, 11/15/2040	1,482	958
1.88%, 2/15/2041	1,252	887
2.25%, 5/15/2041	61	46
3.38%, 8/15/2042	290	263
3.13%, 2/15/2043	680	584
2.25%, 8/15/2046	195	140
1.25%, 5/15/2050	93	52
1.38%, 8/15/2050	1,759	1,019
1.63%, 11/15/2050	2,119	1,316
1.88%, 2/15/2051	156	103
1.88%, 11/15/2051	360	238
2.25%, 2/15/2052	560	407

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.00%, 8/15/2052	119	103
U.S. Treasury Notes
0.13%, 1/31/2023 (b)	5,626	5,561
0.13%, 2/15/2024	1,590	1,502
2.88%, 6/15/2025	290	280
0.50%, 2/28/2026	1,453	1,282
3.25%, 6/30/2027	1,230	1,185
2.75%, 7/31/2027	300	283
3.13%, 8/31/2027	815	782
0.63%, 12/31/2027	1,010	847
3.25%, 6/30/2029	1,180	1,128
3.13%, 8/31/2029	3,068	2,912
1.63%, 5/15/2031	160	134
1.38%, 11/15/2031	19	15
1.88%, 2/15/2032	870	737
2.88%, 5/15/2032	1,825	1,687
U.S. Treasury STRIPS Bonds 1.15%, 5/15/2027 (c)	525	434
Total U.S. Treasury Obligations (Cost $29,857)		26,042
Corporate Bonds — 1.0%
Aerospace & Defense — 0.1%
Boeing Co. (The) 2.70%, 2/1/2027	594	515
Northrop Grumman Corp.
5.15%, 5/1/2040	37	35
3.85%, 4/15/2045	40	30
Raytheon Technologies Corp.
2.25%, 7/1/2030	80	65
2.82%, 9/1/2051	70	44
		689
Automobiles — 0.0% ^
Hyundai Capital America
3.00%, 2/10/2027 (d)	200	178
2.38%, 10/15/2027 (d)	198	165
		343
Banks — 0.2%
AIB Group plc (Ireland) 4.75%, 10/12/2023 (d)	400	395
Banco Santander SA (Spain) 2.75%, 12/3/2030	200	141
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	106	92
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (e)	278	253
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	65	61
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (e)	100	89
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (e)	88	69
Credit Agricole SA (France)
4.38%, 3/17/2025 (d)	200	192

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	250	213
HSBC Holdings plc (United Kingdom) (SOFR + 1.73%), 2.01%, 9/22/2028 (e)	400	320
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	200	170
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (e)	227	225
3.74%, 3/7/2029	184	165
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (e)	235	230
NatWest Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (e)	200	175
Santander UK Group Holdings plc (United Kingdom) (SOFR + 1.22%), 2.47%, 1/11/2028 (e)	200	166
Societe Generale SA (France) 4.25%, 4/14/2025 (d)	400	380
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (d) (e)	250	250
Wells Fargo & Co.
4.30%, 7/22/2027	344	322
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	18	12
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	120	97
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	44	28
3.13%, 11/18/2041	45	29
		4,074
Beverages — 0.0% ^
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.75%, 7/15/2042	340	258
Keurig Dr Pepper, Inc. 3.80%, 5/1/2050	58	41
		299
Biotechnology — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029	198	174
4.05%, 11/21/2039	300	241
Amgen, Inc. 3.15%, 2/21/2040	96	69
Biogen, Inc. 2.25%, 5/1/2030	27	21
Gilead Sciences, Inc. 2.60%, 10/1/2040	52	35
		540
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	38	29
Capital Markets — 0.1%
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	62	39
Credit Suisse Group AG (Switzerland) 4.28%, 1/9/2028 (d)	500	424
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (e)	300	255
(SOFR + 1.32%), 2.55%, 1/7/2028 (e)	150	122
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	290	280
(SOFR + 0.80%), 1.43%, 3/9/2027 (e)	75	64
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	150	113

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Morgan Stanley (SOFR + 1.49%), 3.22%, 4/22/2042 (e)	40	28
S&P Global, Inc.
2.70%, 3/1/2029 (d)	69	59
4.25%, 5/1/2029 (d)	70	66
		1,450
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	70	64
International Flavors & Fragrances, Inc. 3.47%, 12/1/2050 (d)	31	20
LYB International Finance III LLC 1.25%, 10/1/2025	30	26
RPM International, Inc. 2.95%, 1/15/2032	61	47
		157
Consumer Finance — 0.1%
AerCap Ireland Capital DAC (Ireland) 4.63%, 10/15/2027	300	269
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (d)	259	244
2.53%, 11/18/2027 (d)	369	289
Capital One Financial Corp.
3.80%, 1/31/2028	102	92
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	45	34
General Motors Financial Co., Inc. 3.80%, 4/7/2025	105	100
		1,028
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	49	43
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	20	16
Diversified Financial Services — 0.0% ^
Corebridge Financial, Inc.
3.65%, 4/5/2027 (d)	35	32
3.85%, 4/5/2029 (d)	30	26
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	52	36
		94
Diversified Telecommunication Services — 0.0% ^
AT&T, Inc.
2.75%, 6/1/2031	168	135
3.50%, 6/1/2041	128	92
3.55%, 9/15/2055	76	50
Verizon Communications, Inc.
2.10%, 3/22/2028	30	25
3.15%, 3/22/2030	124	105
2.36%, 3/15/2032	20	15
2.65%, 11/20/2040	44	29
		451
Electric Utilities — 0.1%
American Electric Power Co., Inc. 2.03%, 3/15/2024	200	191

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Progress LLC 2.90%, 8/15/2051	40	26
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	20	15
Edison International 5.75%, 6/15/2027	76	74
Emera US Finance LP (Canada) 4.75%, 6/15/2046	52	41
Entergy Louisiana LLC 4.00%, 3/15/2033	40	35
Evergy, Inc. 2.90%, 9/15/2029	96	79
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	115	103
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	44	34
Fortis, Inc. (Canada) 3.06%, 10/4/2026	70	64
Indiana Michigan Power Co. 3.25%, 5/1/2051	55	37
ITC Holdings Corp. 2.95%, 5/14/2030 (d)	30	25
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (d)	44	42
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	13	10
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	62	37
NRG Energy, Inc. 2.45%, 12/2/2027 (d)	118	97
OGE Energy Corp. 0.70%, 5/26/2023	30	29
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	35	34
Pacific Gas and Electric Co.
1.70%, 11/15/2023	35	34
3.25%, 2/16/2024	100	97
2.95%, 3/1/2026	51	45
3.75%, 8/15/2042 (f)	62	39
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	30	27
Series A-5, 5.10%, 6/1/2052	35	33
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	40	35
Series C, 4.13%, 3/1/2048	30	22
Union Electric Co. 3.90%, 4/1/2052	43	34
Vistra Operations Co. LLC 4.88%, 5/13/2024 (d)	96	94
		1,433
Energy Equipment & Services — 0.0% ^
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (d)	66	64
Entertainment — 0.0% ^
Activision Blizzard, Inc. 1.35%, 9/15/2030	48	36
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	79	73
Walt Disney Co. (The)
2.65%, 1/13/2031	90	75
3.50%, 5/13/2040	84	65
		249
Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp. 1.88%, 10/15/2030	256	189
Brixmor Operating Partnership LP
2.25%, 4/1/2028	40	32
2.50%, 8/16/2031	20	15
Corporate Office Properties LP 2.75%, 4/15/2031	54	40

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
Crown Castle, Inc. 3.10%, 11/15/2029	96	81
CubeSmart LP 2.00%, 2/15/2031	102	76
Digital Realty Trust LP 3.70%, 8/15/2027	90	83
Equinix, Inc.
2.90%, 11/18/2026	70	63
2.00%, 5/15/2028	89	73
Federal Realty Investment Trust 1.25%, 2/15/2026	70	62
Healthcare Realty Holdings LP 2.00%, 3/15/2031	88	65
Healthpeak Properties, Inc. 2.13%, 12/1/2028	67	55
Life Storage LP 2.40%, 10/15/2031	60	45
Office Properties Income Trust
2.65%, 6/15/2026	60	45
2.40%, 2/1/2027	75	54
Physicians Realty LP 2.63%, 11/1/2031	25	19
Public Storage 1.95%, 11/9/2028	32	27
Sabra Health Care LP 3.20%, 12/1/2031	45	33
Safehold Operating Partnership LP 2.85%, 1/15/2032	80	59
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	158	148
UDR, Inc. 2.10%, 8/1/2032	88	63
WP Carey, Inc.
4.25%, 10/1/2026	26	24
2.40%, 2/1/2031	36	28
2.45%, 2/1/2032	40	30
		1,409
Food & Staples Retailing — 0.0% ^
7-Eleven, Inc. 0.63%, 2/10/2023 (d)	120	118
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (d)	60	41
3.63%, 5/13/2051 (d)	65	42
		201
Food Products — 0.0% ^
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	25	20
Kraft Heinz Foods Co.
4.63%, 10/1/2039	55	45
4.38%, 6/1/2046	29	23
Smithfield Foods, Inc. 3.00%, 10/15/2030 (d)	118	91
		179
Gas Utilities — 0.0% ^
Atmos Energy Corp.
0.63%, 3/9/2023	20	20
2.85%, 2/15/2052	45	28
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	40	31
		79

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	18	15
DH Europe Finance II SARL 3.25%, 11/15/2039	30	23
		38
Health Care Providers & Services — 0.1%
Banner Health 1.90%, 1/1/2031	100	77
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	25	16
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	70	44
CommonSpirit Health 2.78%, 10/1/2030	74	59
CVS Health Corp. 2.70%, 8/21/2040	92	60
Elevance Health, Inc. 2.25%, 5/15/2030	100	81
HCA, Inc.
5.25%, 6/15/2026	224	216
5.50%, 6/15/2047	25	21
3.50%, 7/15/2051	23	14
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	45	29
Universal Health Services, Inc. 2.65%, 10/15/2030 (d)	39	29
		646
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	52	35
Household Durables — 0.0% ^
MDC Holdings, Inc. 3.97%, 8/6/2061	55	29
Independent Power and Renewable Electricity Producers — 0.0% ^
Alexander Funding Trust 1.84%, 11/15/2023 (d)	198	185
Constellation Energy Generation LLC
3.25%, 6/1/2025	194	184
5.75%, 10/1/2041	40	37
Southern Power Co. 5.15%, 9/15/2041	74	65
		471
Insurance — 0.0% ^
Athene Global Funding 2.75%, 6/25/2024 (d)	92	87
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	40	31
Brown & Brown, Inc. 2.38%, 3/15/2031	92	69
F&G Global Funding 1.75%, 6/30/2026 (d)	40	35
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	106	78
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (d)	40	33
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (d)	96	65
		398
Internet & Direct Marketing Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	80	66
IT Services — 0.0% ^
CGI, Inc. (Canada)
1.45%, 9/14/2026	42	36

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — continued
2.30%, 9/14/2031	75	56
Global Payments, Inc. 3.20%, 8/15/2029	77	64
		156
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	66	47
Media — 0.0% ^
Charter Communications Operating LLC
2.80%, 4/1/2031	22	16
3.50%, 3/1/2042	35	22
3.70%, 4/1/2051	96	58
Comcast Corp. 3.25%, 11/1/2039	84	62
Discovery Communications LLC 3.63%, 5/15/2030	41	34
		192
Metals & Mining — 0.0% ^
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (d)	400	387
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (d)	96	73
Steel Dynamics, Inc. 1.65%, 10/15/2027	60	49
		509
Multiline Retail — 0.0% ^
Nordstrom, Inc. 4.25%, 8/1/2031	80	55
Multi-Utilities — 0.0% ^
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	44	27
Consumers Energy Co. 3.25%, 8/15/2046	30	22
Puget Energy, Inc. 2.38%, 6/15/2028	54	45
San Diego Gas & Electric Co. 2.95%, 8/15/2051	70	46
WEC Energy Group, Inc. 1.38%, 10/15/2027	44	36
		176
Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets America, Inc.
3.63%, 4/6/2030	73	66
2.77%, 11/10/2050	44	27
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	75	75
Energy Transfer LP
3.90%, 5/15/2024 (f)	181	177
3.90%, 7/15/2026	146	136
4.40%, 3/15/2027	90	84
5.00%, 5/15/2044 (f)	105	81
Exxon Mobil Corp. 3.00%, 8/16/2039	146	108
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (d)	40	31
4.32%, 12/30/2039 (d)	30	21
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (d)	198	178
HF Sinclair Corp.
2.63%, 10/1/2023 (d)	22	21

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.88%, 4/1/2026 (d)	90	88
MPLX LP 4.50%, 4/15/2038	52	42
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	40	31
Phillips 66 Co. 3.55%, 10/1/2026 (d)	44	41
Plains All American Pipeline LP 4.65%, 10/15/2025	132	127
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	102	102
Targa Resources Corp. 4.20%, 2/1/2033	20	17
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	96	69
TransCanada PipeLines Ltd. (Canada) 4.10%, 4/15/2030	45	40
		1,562
Pharmaceuticals — 0.0% ^
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	400	283
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	60	55
Viatris, Inc. 3.85%, 6/22/2040	96	60
		398
Road & Rail — 0.0% ^
Kansas City Southern 4.70%, 5/1/2048	37	32
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	150	127
Union Pacific Corp. 3.55%, 8/15/2039	70	55
		214
Semiconductors & Semiconductor Equipment — 0.0% ^
Analog Devices, Inc. 2.80%, 10/1/2041	46	33
Broadcom, Inc. 3.19%, 11/15/2036 (d)	18	12
KLA Corp. 3.30%, 3/1/2050	50	35
Microchip Technology, Inc. 0.98%, 9/1/2024	33	30
NXP BV (China)
2.50%, 5/11/2031	70	52
3.25%, 5/11/2041	75	49
QUALCOMM, Inc. 4.50%, 5/20/2052	30	26
Xilinx, Inc. 2.38%, 6/1/2030	127	105
		342
Software — 0.0% ^
Oracle Corp. 3.80%, 11/15/2037	124	90
Roper Technologies, Inc. 1.75%, 2/15/2031	47	35
VMware, Inc.
1.40%, 8/15/2026	83	71
4.70%, 5/15/2030	84	75
Workday, Inc. 3.50%, 4/1/2027	53	49
		320
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 4.95%, 9/15/2052	36	34
Lowe's Cos., Inc.
1.70%, 10/15/2030	40	30

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
3.70%, 4/15/2046	102	73
Tractor Supply Co. 1.75%, 11/1/2030	100	75
		212
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc.
3.45%, 2/9/2045	100	79
2.70%, 8/5/2051	50	33
Dell International LLC 6.20%, 7/15/2030	246	239
		351
Thrifts & Mortgage Finance — 0.0% ^
BPCE SA (France) (SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	250	217
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	70	49
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	92	73
4.39%, 8/15/2037	55	39
3.73%, 9/25/2040	96	62
		223
Trading Companies & Distributors — 0.0% ^
Air Lease Corp.
2.88%, 1/15/2026	50	45
1.88%, 8/15/2026	210	178
		223
Wireless Telecommunication Services — 0.0% ^
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (d)	35	28
Total Corporate Bonds (Cost $24,646)		19,735
Mortgage-Backed Securities — 0.8%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	106	97
Pool # QA6772, 3.50%, 1/1/2050	412	374
Pool # RA4224, 3.00%, 11/1/2050	203	178
Pool # QB8503, 2.50%, 2/1/2051	236	199
Pool # QC4789, 3.00%, 7/1/2051	151	132
Pool # QE1637, 4.00%, 5/1/2052	69	64
Pool # QE1832, 4.50%, 5/1/2052	89	86
FNMA UMBS, 30 Year
Pool # BO1362, 4.00%, 6/1/2049	92	88
Pool # FM3118, 3.00%, 5/1/2050	164	144
Pool # BR4318, 3.00%, 1/1/2051	393	344
Pool # BQ8009, 4.00%, 2/1/2051	454	424
Pool # BQ8010, 4.00%, 2/1/2051	644	603
Pool # BU1805, 2.50%, 12/1/2051	272	230
Pool # CB2637, 2.50%, 1/1/2052	243	205

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BU3079, 3.00%, 1/1/2052	97	85
Pool # BV0273, 3.00%, 1/1/2052	120	105
Pool # CB2670, 3.00%, 1/1/2052	180	158
Pool # BV4831, 3.00%, 2/1/2052	94	82
Pool # BV0295, 3.50%, 2/1/2052	262	239
Pool # BV6743, 4.50%, 5/1/2052	104	100
Pool # BV9515, 6.00%, 6/1/2052	95	97
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	117	115
Pool # BL2588, 2.97%, 8/1/2026	290	274
Pool # AM3010, 5.07%, 3/1/2028	108	111
Pool # BS6144, 3.97%, 1/1/2029	345	335
Pool # AM5319, 4.34%, 1/1/2029	95	94
Pool # BS4290, 1.95%, 10/1/2029	500	424
Pool # AM4789, 4.18%, 11/1/2030	54	53
Pool # BS6024, 3.96%, 2/1/2031	210	202
Pool # BL3774, 2.77%, 8/1/2031	100	88
Pool # BL3648, 2.85%, 8/1/2031	100	88
Pool # BL3700, 2.92%, 8/1/2031	100	89
Pool # BS5580, 3.68%, 1/1/2032	230	215
Pool # BL5680, 2.44%, 3/1/2032	365	306
Pool # AN6149, 3.14%, 7/1/2032	130	117
Pool # BS6345, 3.91%, 8/1/2032	115	108
Pool # BS6822, 3.81%, 10/1/2032 (g)	215	212
Pool # BS6954, IO, 4.93%, 10/1/2032 (g)	175	178
Pool # BS6819, IO, 4.12%, 11/1/2032 (g)	245	245
Pool # BS5357, 3.41%, 3/1/2033	169	152
Pool # AN9752, 3.65%, 7/1/2033	185	172
Pool # BS5511, 3.45%, 8/1/2033	225	204
Pool # BS5127, 3.15%, 9/1/2033	130	114
Pool # BL7124, 1.93%, 6/1/2035	162	127
Pool # BF0230, 5.50%, 1/1/2058	263	272
Pool # BF0497, 3.00%, 7/1/2060	150	130
GNMA II, 30 Year
Pool # 783525, 4.50%, 12/20/2031	26	25
Pool # 784602, 4.00%, 5/20/2038	90	85
Pool # BS8546, 2.50%, 12/20/2050	302	254
Pool # 785294, 3.50%, 1/20/2051	313	285
Pool # CA8452, 3.00%, 2/20/2051	440	395
Pool # CA9005, 3.00%, 2/20/2051	397	365
Pool # CB1543, 3.00%, 2/20/2051	301	266
Pool # CA3588, 3.50%, 2/20/2051	276	252
Pool # CB1536, 3.50%, 2/20/2051	691	634
Pool # CB1542, 3.00%, 3/20/2051	301	267
Pool # CB4433, 3.00%, 3/20/2051	548	479
Pool # CC0070, 3.00%, 3/20/2051	44	40
Pool # CC8726, 3.00%, 3/20/2051	68	60
Pool # CC8738, 3.00%, 3/20/2051	82	73

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CC8723, 3.50%, 3/20/2051	718	655
Pool # CC0088, 4.00%, 3/20/2051	17	16
Pool # CC0092, 4.00%, 3/20/2051	32	30
Pool # CC8727, 3.00%, 4/20/2051	99	88
Pool # CC8739, 3.00%, 4/20/2051	299	266
Pool # CC8740, 3.00%, 4/20/2051	267	238
Pool # CC8751, 3.00%, 4/20/2051	56	50
Pool # CE9911, 3.00%, 7/20/2051	161	143
Pool # CE9913, 3.00%, 7/20/2051	87	77
Pool # CE9914, 3.00%, 7/20/2051	87	78
Pool # CE9915, 3.00%, 7/20/2051	176	158
Pool # CA3563, 3.50%, 7/20/2051	303	279
Pool # CE2586, 3.50%, 7/20/2051	316	288
Pool # CK1527, 3.50%, 12/20/2051	209	191
Pool # CJ8184, 3.50%, 1/20/2052	227	207
Pool # CK2716, 3.50%, 2/20/2052	193	176
Pool # CN3557, 4.50%, 5/20/2052	114	112
Total Mortgage-Backed Securities (Cost $17,431)		14,991
Asset-Backed Securities — 0.7%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (d)	53	52
Series 2021-A, Class B, 1.79%, 4/15/2027 (d)	185	177
ACC Trust Series 2021-1, Class B, 1.43%, 7/22/2024 (d)	92	92
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	84	75
Affirm Asset Securitization Trust Series 2021-A, Class A, 0.88%, 8/15/2025 (d)	156	155
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	170	145
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	128	112
Series 2016-3, Class AA, 3.00%, 10/15/2028	90	78
Series 2021-1, Class B, 3.95%, 7/11/2030	184	149
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (d)	102	95
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (d)	100	90
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡ (d)	100	88
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 ‡ (d)	100	84
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (d)	162	147
Series 2021-1A, Class A, 2.16%, 4/15/2036 (d)	137	120
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (d)	190	161
Series 2022-1A, Class A, 4.46%, 6/15/2037 (d)	148	136
CarNow Auto Receivables Trust Series 2021-1A, Class A, 0.97%, 10/15/2024 (d)	13	13
CPS Auto Receivables Trust
Series 2021-A, Class B, 0.61%, 2/18/2025 (d)	14	14
Series 2021-A, Class C, 0.83%, 9/15/2026 (d)	450	442
Series 2021-B, Class C, 1.23%, 3/15/2027 (d)	140	134
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (d)	104	102

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Crossroads Asset Trust
Series 2021-A, Class A2, 0.82%, 3/20/2024 (d)	43	42
Series 2021-A, Class B, 1.12%, 6/20/2025 ‡ (d)	155	150
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	265	228
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	76	69
Series 2021-1A, Class C, 2.70%, 11/21/2033 ‡ (d)	85	78
DT Auto Owner Trust
Series 2021-2A, Class C, 1.10%, 2/16/2027 (d)	270	257
Series 2022-2A, Class D, 5.46%, 3/15/2028 (d)	90	85
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 ‡ (d)	163	144
Exeter Automobile Receivables Trust
Series 2021-1A, Class C, 0.74%, 1/15/2026	350	343
Series 2021-2A, Class C, 0.98%, 6/15/2026	140	135
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (d)	209	200
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 ‡ (d)	260	216
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 ‡ (d)	100	89
Flagship Credit Auto Trust Series 2021-1, Class B, 0.68%, 2/16/2027 (d)	75	73
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	150	121
FREED ABS Trust Series 2021-2, Class B, 1.03%, 6/19/2028 (d)	81	80
GLS Auto Receivables Issuer Trust Series 2021-2A, Class B, 0.77%, 9/15/2025 (d)	180	177
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (d)	14	14
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 ‡ (d)	224	193
Series 2021-3, Class D, 3.00%, 1/17/2041 ‡ (d)	146	123
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	78	74
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (d)	148	143
Lendingpoint Asset Securitization Trust
Series 2021-A, Class A, 1.00%, 12/15/2028 (d)	42	42
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (d)	100	97
Series 2021-B, Class A, 1.11%, 2/15/2029 (d)	90	88
Series 2021-B, Class B, 1.68%, 2/15/2029 ‡ (d)	120	113
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (d)	61	59
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	195	164
Marlette Funding Trust Series 2021-1A, Class B, 1.00%, 6/16/2031 ‡ (d)	139	136
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (d)	235	223
Series 2021-1A, Class B, 2.33%, 3/20/2026 (d)	245	229
Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026 (d)	195	188
MVW LLC Series 2021-2A, Class C, 2.23%, 5/20/2039 ‡ (d)	226	199
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (d)	299	280
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	232	205
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	267	235
Octane Receivables Trust Series 2021-1A, Class A, 0.93%, 3/22/2027 (d)	84	81
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (d)	118	110

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-A, Class B, 1.76%, 3/8/2028 ‡ (d)	370	340
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	425	377
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (d)	209	205
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	224	211
Series 2021-3, Class A, 1.15%, 5/15/2029 (d)	177	172
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (d) (h)	80	74
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (d) (f)	261	248
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (d) (f)	203	189
Progress Residential Trust
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 ‡ (d)	205	190
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	453	385
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	185	165
Republic Finance Issuance Trust Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	334	300
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (d)	111	103
Series 2021-2A, Class B, 1.80%, 9/20/2038 ‡ (d)	65	60
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (d)	96	94
Tricolor Auto Securitization Trust
Series 2021-1A, Class B, 1.00%, 6/17/2024 (d)	180	178
Series 2021-1A, Class C, 1.33%, 9/16/2024 (d)	180	177
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	74	61
Series 2016-2, Class A, 3.10%, 10/7/2028	37	28
Series 2018-1, Class A, 3.70%, 3/1/2030	101	79
United Auto Credit Securitization Trust Series 2021-1, Class C, 0.84%, 6/10/2026 (d)	155	153
Upstart Securitization Trust Series 2021-1, Class A, 0.87%, 3/20/2031 (d)	28	27
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (d)	105	102
VCAT LLC Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (d) (f)	84	80
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (d)	52	51
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (d) (f)	118	107
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (d) (f)	369	342
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (d) (f)	312	290
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (d) (f)	248	230
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (d) (f)	192	179
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (d) (f)	236	216
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (d) (f)	297	271
Total Asset-Backed Securities (Cost $15,008)		13,828
Collateralized Mortgage Obligations — 0.3%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (d) (f)	165	151
Bayview Finance LLC, 0.00%, 7/12/2033 ‡	200	199
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	215	186
CFMT LLC Series 2021-HB5, Class A, 0.80%, 2/25/2031 (d) (h)	314	302
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (d) (h)	192	180
Edition Dus aug32, 0.00%, 8/1/2032 (g)	500	490
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	87	91

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	170	174
Series 2002-T4, Class A1, 6.50%, 12/25/2041	19	20
FNMA, REMIC
Series 2017-35, Class VA, 4.00%, 7/25/2028	136	134
Series 2018-72, Class VB, 3.50%, 10/25/2031	321	308
Series 2011-41, Class KA, 4.00%, 1/25/2041	7	7
Series 2019-7, Class CA, 3.50%, 11/25/2057	348	331
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	170	175
GNMA
Series 2015-H16, Class FG, 2.80%, 7/20/2065 (h)	73	72
Series 2021-H14, Class YD, 8.17%, 6/20/2071 (h)	195	202
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (d) (f)	94	87
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (d) (h)	340	327
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (d) (h)	321	300
Series 2021-10, Class A1, 2.49%, 10/25/2026 (d) (f)	83	75
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	210	200
Series 2018-3, Class M55D, 4.00%, 8/25/2057 ‡ (h)	276	262
Series 2018-2, Class M55D, 4.00%, 11/25/2057	340	326
Series 2018-4, Class M55D, 4.00%, 3/25/2058	55	53
Series 2019-2, Class M55D, 4.00%, 8/25/2058 ‡	299	286
Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	283	271
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	397	350
Total Collateralized Mortgage Obligations (Cost $6,049)		5,559
Commercial Mortgage-Backed Securities — 0.1%
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 3.82%, 12/18/2037 (d) (h)	150	149
Series 2021-FL4, Class AS, 4.09%, 12/18/2037 (d) (h)	115	113
BPR Trust Series 2021-KEN, Class A, 4.07%, 2/15/2029 (d) (h)	220	213
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 4.08%, 7/25/2041 (d) (h)	178	166
FHLMC, Multi-Family Structured Pass-Through Certificates Series K727, Class X1, IO, 0.71%, 7/25/2024 (h)	15,846	119
FHLMC, Multi-Family WI Certificates Series K150, Class A2, 3.71%, 11/25/2032	185	172
FNMA ACES
Series 2018-M10, Class A1, 3.47%, 7/25/2028 (h)	63	63
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (h)	365	297
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	181	168
Series 2021-M3, Class X1, IO, 2.07%, 11/25/2033 (h)	791	71
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (d) (h)	115	102
Series 2016-K56, Class B, 4.08%, 6/25/2049 (d) (h)	85	80
Series 2016-K58, Class B, 3.87%, 9/25/2049 (d) (h)	465	433
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	195	156
Total Commercial Mortgage-Backed Securities (Cost $2,558)		2,302

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.2%
Investment Companies — 4.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (i) (Cost $79,625)	79,625	79,625
Total Investments — 101.7% (Cost $2,068,817)		1,937,281
Liabilities in Excess of Other Assets — (1.7)%		(31,859)
NET ASSETS — 100.0%		1,905,422

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of September 30, 2022.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2022.
(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2022.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2022.

(i)	The rate shown is the current yield as of September 30, 2022.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	130	12/16/2022	USD	23,429	(3,415)
Short Contracts
DJ US Real Estate Index	(366)	12/16/2022	USD	(11,628)	1,854
EURO STOXX 50 Index	(150)	12/16/2022	EUR	(4,812)	87
FTSE 100 Index	(64)	12/16/2022	GBP	(4,889)	123
MSCI EAFE E-Mini Index	(115)	12/16/2022	USD	(9,554)	570
MSCI Emerging Markets E-Mini Index	(421)	12/16/2022	USD	(18,356)	2,042
					4,676
					1,261

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$10,164	$3,664	$13,828
Collateralized Mortgage Obligations	—	4,390	1,169	5,559
Commercial Mortgage-Backed Securities	—	2,302	—	2,302
Corporate Bonds	—	19,735	—	19,735
Exchange-Traded Funds	654,767	—	—	654,767
Investment Companies	1,120,432	—	—	1,120,432
Mortgage-Backed Securities	—	14,991	—	14,991
U.S. Treasury Obligations	—	26,042	—	26,042
Short-Term Investments
Investment Companies	79,625	—	—	79,625
Total Investments in Securities	$1,854,824	$77,624	$4,833	$1,937,281
Appreciation in Other Financial Instruments
Futures Contracts	$4,676	$—	$—	$4,676
Depreciation in Other Financial Instruments
Futures Contracts	(3,415)	—	—	(3,415)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,261	$—	$—	$1,261
There were no significant transfers into or out of level 3 for the period ended September 30, 2022.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$364,580	$35,460	$5,518	$(641)	$(39,711)	$354,170	8,371	$1,333	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	60,874	4,680	9,330	(134)	(5,308)	50,782	648	459	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	89,372	7,005	10,012	(633)	(1,121)	84,611	1,248	363	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	75,817	—	—	—	(1,774)	74,043	1,506	336	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	243,406	2,153	—	—	(11,847)	233,712	32,964	2,153	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	14,663	216	—	—	(895)	13,984	2,561	216	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	183,956	15,440	8,868	(3,129)	(21,148)	166,251	12,198	—	—
JPMorgan Equity Index Fund Class R6 Shares (a)	706,869	29,119	35,049	(3,647)	(31,573)	665,719	12,374	3,033	—
JPMorgan High Yield Fund Class R6 Shares (a)	40,939	650	—	—	(823)	40,766	6,760	650	—

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan High Yield Research Enhanced ETF (a)	$14,454	$—	$—	$—	$(406)	$14,049	331	$220	$—
JPMorgan U.S. Aggregate Bond ETF (a)	81,298	—	—	—	(4,186)	77,112	1,695	439	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	86,236	85,242	91,853	—	—	79,625	79,625	386	—
Total	$1,962,464	$179,965	$160,630	$(8,184)	$(118,792)	$1,854,824		$9,588	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.